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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21623

                    Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Opportunity Fund

 Schedule of Investments 2/28/13

 Shares

 Value

 COMMON STOCKS - 103.8%

 Energy - 8.8%

 Oil & Gas Equipment & Services - 1.6%

 1,600

 National Oilwell Varco, Inc.

 $

 109,008

 2,400

 Oil States International, Inc. *

 182,760

 $

 291,768

 Integrated Oil & Gas - 0.8%

 1,700

 Occidental Petroleum Corp.

 $

 139,961

 Oil & Gas Exploration & Production - 6.4%

 6,140

 Cabot Oil & Gas Corp.

 $

 380,496

 5,100

 Cobalt International Energy, Inc. *

 125,817

 10,800

 Marathon Oil Corp.

 361,800

 3,100

 Plains Exploration & Production Co. *

 140,647

 2,900

 Whiting Petroleum Corp. *

 141,230

 $

 1,149,990

 Total Energy

 $

 1,581,719

 Materials - 6.2%

 Diversified Chemicals - 2.6%

 3,600

 Eastman Chemical Co.

 $

 251,028

 3,900

 LyondellBasell Industries NV

 228,618

 $

 479,646

 Specialty Chemicals - 0.9%

 2,100

 Ecolab, Inc.

 $

 160,755

 Metal & Glass Containers - 1.7%

 7,700

 Crown Holdings, Inc. *

 $

 299,299

 Diversified Metals & Mining - 1.0%

 5,500

 Freeport-McMoRan Copper & Gold, Inc.

 $

 175,560

 Total Materials

 $

 1,115,260

 Capital Goods - 10.4%

 Building Products - 1.2%

 5,500

 Owens Corning *

 $

 213,455

 Construction & Engineering - 1.9%

 35,300

 Great Lakes Dredge & Dock Corp.

 $

 344,175

 Electrical Components & Equipment - 2.3%

 2,595

 AMETEK, Inc.

 $

 108,549

 5,100

 Eaton Corp Plc

 316,047

 $

 424,596

 Industrial Conglomerates - 1.4%

 4,270

 Danaher Corp.

 $

 263,032

 Construction & Farm Machinery & Heavy Trucks - 2.3%

 4,200

 Joy Global, Inc.

 $

 266,028

 3,100

 PACCAR, Inc.

 147,033

 $

 413,061

 Industrial Machinery - 1.3%

 2,820

 SPX Corp.

 $

 227,038

 Total Capital Goods

 $

 1,885,357

 Transportation - 2.6%

 Airlines - 2.6%

 5,900

 Allegiant Travel Co.

 $

 473,711

 Total Transportation

 $

 473,711

 Consumer Durables & Apparel - 5.8%

 Housewares & Specialties - 1.6%

 4,700

 Jarden Corp. *

 $

 291,917

 Leisure Products - 0.4%

 1,980

 Brunswick Corp.

 $

 72,151

 Apparel, Accessories & Luxury Goods - 3.0%

 10,250

 Hanesbrands, Inc. *

 $

 406,310

 5,200

 True Religion Apparel, Inc.

 138,788

 $

 545,098

 Footwear - 0.8%

 9,200

 Crocs, Inc. *

 $

 139,472

 Total Consumer Durables & Apparel

 $

 1,048,638

 Consumer Services - 4.6%

 Hotels, Resorts & Cruise Lines - 1.4%

 3,990

 Wyndham Worldwide Corp.

 $

 240,358

 Restaurants - 3.2%

 950

 Chipotle Mexican Grill, Inc. *

 $

 300,950

 5,140

 Starbucks Corp.

 281,775

 $

 582,725

 Total Consumer Services

 $

 823,083

 Food & Staples Retailing - 1.5%

 Food Retail - 1.5%

 3,200

 Whole Foods Market, Inc.

 $

 273,984

 Total Food & Staples Retailing

 $

 273,984

 Food, Beverage & Tobacco - 10.7%

 Brewers - 1.2%

 2,300

 Anheuser-Busch InBev NV (A.D.R.)

 $

 216,177

 Soft Drinks - 3.2%

 5,100

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 569,873

 Agricultural Products - 1.9%

 5,300

 Ingredion, Inc.

 $

 350,860

 Packaged Foods & Meats - 2.7%

 3,200

 Green Mountain Coffee Roasters, Inc. *

 $

 152,832

 4,990

 McCormick & Co., Inc.

 335,677

 $

 488,509

 Tobacco - 1.7%

 9,200

 Altria Group, Inc.

 $

 308,660

 Total Food, Beverage & Tobacco

 $

 1,934,079

 Health Care Equipment & Services - 4.6%

 Health Care Equipment - 3.7%

 17,920

 ABIOMED, Inc. *

 $

 287,437

 1,400

 HeartWare International, Inc. *

 119,588

 11,520

 Insulet Corp. *

 260,006

 $

 667,031

 Managed Health Care - 0.9%

 2,400

 Humana, Inc.

 $

 163,824

 Total Health Care Equipment & Services

 $

 830,855

 Pharmaceuticals, Biotechnology & Life Sciences - 15.2%

 Biotechnology - 7.3%

 4,500

 Affymax, Inc. *

 $

 11,970

 16,900

 Amarin Corp Plc (A.D.R.) *

 136,721

 2,300

 Ariad Pharmaceuticals, Inc. *

 48,369

 3,600

 Celgene Corp. *

 371,448

 45,700

 Lexicon Pharmaceuticals, Inc. *

 90,029

 26,700

 NPS Pharmaceuticals, Inc. *

 213,066

 1,400

 Pharmacyclics, Inc. *

 122,892

 17,900

 Synta Pharmaceuticals Corp. *

 153,761

 3,700

 Vertex Pharmaceuticals, Inc. *

 173,234

 $

 1,321,490

 Pharmaceuticals - 7.9%

 3,100

 Actavis, Inc. *

 $

 263,996

 5,300

 Jazz Pharmaceuticals Plc *

 308,354

 4,800

 Merck & Co., Inc.

 205,104

 13,800

 Pfizer, Inc.

 377,706

 5,500

 Salix Pharmaceuticals, Ltd. *

 268,675

 $

 1,423,835

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,745,325

 Banks - 2.6%

 Regional Banks - 2.6%

 6,300

 CIT Group, Inc. *

 $

 263,718

 2,850

 Signature Bank *

 211,670

 $

 475,388

 Total Banks

 $

 475,388

 Diversified Financials - 4.8%

 Consumer Finance - 3.7%

 2,800

 American Express Co.

 $

 174,020

 6,500

 Discover Financial Services

 250,445

 4,560

 First Cash Financial Services, Inc. *

 241,270

 $

 665,735

 Asset Management & Custody Banks - 1.1%

 4,500

 Walter Investment Management Corp. *

 $

 206,640

 Total Diversified Financials

 $

 872,375

 Real Estate - 2.1%

 Office REIT's - 0.8%

 2,190

 Alexandria Real Estate Equities, Inc.

 $

 155,797

 Residential REIT's - 1.3%

 5,100

 American Campus Communities, Inc.

 $

 230,520

 Total Real Estate

 $

 386,317

 Software & Services - 13.5%

 Internet Software & Services - 2.3%

 520

 Google, Inc. *

 $

 416,624

 Data Processing & Outsourced Services - 3.7%

 700

 Mastercard, Inc.

 $

 362,474

 1,900

 Visa, Inc.

 301,416

 $

 663,890

 Application Software - 4.1%

 7,400

 Aspen Technology, Inc. *

 $

 227,624

 2,300

 Citrix Systems, Inc. *

 163,070

 10,680

 Nuance Communications, Inc. *

 196,619

 4,136

 Splunk, Inc. *

 149,434

 $

 736,747

 Systems Software - 3.4%

 11,900

 Microsoft Corp.

 $

 330,820

 8,500

 Oracle Corp.

 291,210

 $

 622,030

 Total Software & Services

 $

 2,439,291

 Technology Hardware & Equipment - 3.3%

 Computer Hardware - 1.7%

 700

 Apple, Inc.

 $

 308,980

 Computer Storage & Peripherals - 1.6%

 5,700

 SanDisk Corp. *

 $

 287,223

 Total Technology Hardware & Equipment

 $

 596,203

 Semiconductors & Semiconductor Equipment - 1.3%

 Semiconductors - 1.3%

 5,220

 Analog Devices, Inc.

 $

 236,048

 Total Semiconductors & Semiconductor Equipment

 $

 236,048

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.8%

 3,200

 Verizon Communications, Inc.

 $

 148,896

 Total Telecommunication Services

 $

 148,896

 Utilities - 5.0%

 Electric Utilities - 1.1%

 6,100

 PPL Corp.

 $

 188,002

 Multi-Utilities - 3.9%

 14,570

 CMS Energy Corp.

 $

 387,708

 7,760

 Wisconsin Energy Corp.

 320,488

 $

 708,196

 Total Utilities

 $

 896,198

 TOTAL COMMON STOCKS

 (Cost $14,396,003)

 $

 18,762,727

 TOTAL INVESTMENT IN SECURITIES - 103.8%

 (Cost $14,396,003) (a)

 $

 18,762,727

 OTHER ASSETS & LIABILITIES - (3.8)%

 $

 (690,771)

 TOTAL NET ASSETS - 100.0%

 $

 18,071,956

 *

 Non-income producing security.

 REIT's

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipt.

 (a)

 At February 28, 2013, the net unrealized gain on investments based on cost for federal, Income tax purposes of $14,625,361 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 4,621,524

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (484,158)

 Net unrealized gain

 $

 4,137,366

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $   18,762,727

  $            -

  $            -

  $ 18,762,727

 Total

  $   18,762,727

  $            -

  $            -

  $ 18,762,727

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Opportunity Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 29, 2013 * Print the name and title of each signing officer under his or her signature.